Risk management and concentrations of risk (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of September 30, 2018, there are interest rate swap agreements on the Lampung, Gallant and Grace facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of September 30, 2018, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount assets	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$140,850	889	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	117,000	822	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$128,125	969	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

(in thousands of U.S. dollars)	Current assets: derivative instruments	Long-term assets: derivative instruments	Current liabilities: derivative instruments	Long-term liabilities: derivative instruments
As of September 30, 2018
Interest rate swaps	$1,341	$1,440	$(101)	$—
As of December 31, 2017
Interest rate swaps	$—	$228	$(2,015)	$(2,102)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three and nine months ended September 30, 2018 and 2017.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Interest rate swaps:
Ineffective portion of cash flow hedge	$(26)	(28)	(3)	$(380)
Amortization of amount excluded from hedge effectiveness	756	813	2,336	2,502
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Unrealized gains (losses)	516	571	1,692	1,481
Realized gains (losses)	—	—	—	—
Total gains (losses) on derivative instruments	$516	571	1,692	$1,481

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital and other comprehensive income is as follows for the periods ended and as of September 30, 2018 and 2017.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	4,236	—	4,236	4,236
Reclassification of amortization of cash flow hedge to earnings	641	(242)	399	399
Other comprehensive income for period	4,877	(242)	4,635	4,635
Balance as of September 30, 2018	$1,265	622	1,887	$1,887

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	342	—	342	342
Reclassification of amortization of cash flow hedge to earnings	641	(259)	382	382
Other comprehensive income for period	983	(259)	724	724
Balance as of September 30, 2017	$(5,964)	952	(5,012)	$(5,012)